DEC-31-2007 12:48 From: To:2027771030 P.2/3

NASDAQ®

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Gary Sundick
Vice President
Listing Qualifications

RECD S.E.C.
DEC 3 1 2007
1080

By Facsimile and First Class Mail

December 31, 2007

CERTNAS
001-33088

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
JAN 2 5 2008
THOMSON
FINANCIAL

[redacted]

07087718

Dear Ms. Peters:

This is to certify that on December 31, 2007 The Nasdaq Stock Market (the "Exchange") received from Ivivi Technologies, Inc. (the "Registrant") a copy of the Registrant's amended application on Form 8-A 12(b) for the registration of the following security:

common stock, without par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary Sundick

END